Operating expenses, Outstanding Restricted Common Stock (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		749,724	707,576	833,695
Granted (in shares)		450,000	425,000	435,000
Exercised (in shares)	[1]	694,724	382,852	503,688
Forfeited (in shares)				57,431
Outstanding end of period (in shares)		505,000	749,724	707,576

[1]	Does not include shares in lieu of dividends